Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.04%
Alabama: 0.88%
Education revenue: 0.88%
Jacksonville Public Educational Building Authority Foundation Project Series A (AGM Insured)	5.00%	8-1-2054	$1,200,000	$1,260,455
Arizona: 1.01%
Education revenue: 0.41%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	500,000	502,867
IDA of the County of Pima Partnership with Parents, Inc.	6.00	5-1-2024	85,000	85,112
				587,979
Health revenue: 0.60%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	844,965
				1,432,944
Arkansas: 0.72%
Industrial development revenue: 0.72%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,020,533
California: 3.83%
Airport revenue: 0.69%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2043	1,000,000	990,501
Education revenue: 0.15%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	209,456
Health revenue: 0.32%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	451,088
Housing revenue: 1.06%
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	500,000	336,709
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	360,928
Compton PFA144A	4.00	9-1-2027	815,000	811,635
				1,509,272
Tax revenue: 0.63%
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	1,000,000	896,727
Tobacco revenue: 0.24%
Tobacco Securitization Authority of Northern California Sacramento County Tobacco Securitization Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	2,000,000	347,314
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.74%
California Community Choice Financing Authority Series Cøø	5.25%	1-1-2054	$1,000,000	$1,053,767
				5,458,125
Colorado: 5.82%
Education revenue: 0.31%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	437,309
GO revenue: 4.46%
Berthoud-Heritage Metropolitan District No. 10 Series A	4.75	12-1-2052	500,000	416,831
Clear Creek Transit Metropolitan District No. 2 Series A	5.00	12-1-2050	1,000,000	843,180
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	987,562
Cottonwood Highlands Metropolitan District No. 1 Series A	5.00	12-1-2049	898,000	863,480
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,145,000	1,153,948
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	1,003,207
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	194,263
Westgate Metropolitan District	5.13	12-1-2051	1,000,000	885,824
				6,348,295
Tax revenue: 0.70%
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	993,162
Transportation revenue: 0.35%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,739
				8,279,505
Connecticut: 0.70%
Education revenue: 0.70%
Connecticut State HEFA Yale University Series Aø	4.20	7-1-2042	1,000,000	1,000,000
Delaware: 1.10%
Health revenue: 1.10%
Roanoke County EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	1,500,000	1,563,708
District of Columbia: 1.01%
Education revenue: 0.71%
District of Columbia Rocketship DC Obligated Group Series A	5.75	6-1-2054	1,000,000	1,009,234
Tobacco revenue: 0.30%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	420,000	432,639
				1,441,873
Florida: 6.65%
Education revenue: 3.59%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,000,000	1,044,451
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,953,324
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	670,250
See accompanying notes to portfolio of investments
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00%	6-30-2056	$625,000	$440,115
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,004,229
				5,112,369
Health revenue: 1.31%
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	221,570
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	870,076
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	762,884
				1,854,530
Miscellaneous revenue: 1.46%
Village Community Development District No. 14 Series 2022 Phase I Special Assesment	5.13	5-1-2037	990,000	1,044,636
Village Community Development District No. 15 Series 2023 Phase I Special Assesment144A	5.25	5-1-2054	1,000,000	1,036,050
				2,080,686
Water & sewer revenue: 0.29%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	416,066
				9,463,651
Georgia: 3.44%
Housing revenue: 0.56%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	800,000	801,529
Industrial development revenue: 0.93%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,318,645
Utilities revenue: 1.95%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,710,780
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,060,643
				2,771,423
				4,891,597
Guam: 0.35%
Airport revenue: 0.35%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	502,914
Idaho: 0.18%
Education revenue: 0.18%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,182
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 6.56%
Education revenue: 0.90%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00%	10-1-2042	$250,000	$208,088
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	734,121
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	345,000	345,480
				1,287,689
GO revenue: 3.51%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	557,175
Chicago Board of Education Series A (NPFGC Insured)¤	0.00	12-1-2025	500,000	467,424
City of Chicago Series A	5.50	1-1-2041	500,000	535,617
City of Chicago Series A	5.50	1-1-2043	500,000	532,490
City of Chicago Series A	6.00	1-1-2038	1,500,000	1,570,841
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	685,000	617,311
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,000,000	715,003
				4,995,861
Housing revenue: 0.72%
Metropolitan Pier & Exposition Authority Series A	5.00	6-15-2050	1,000,000	1,027,194
Miscellaneous revenue: 0.48%
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	680,000	680,223
Tax revenue: 0.95%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,345,000	1,353,618
				9,344,585
Indiana: 2.61%
Education revenue: 1.47%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	2,089,556
Industrial development revenue: 1.14%
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,622,866
				3,712,422
Iowa: 1.75%
Health revenue: 1.41%
Iowa Finance Authority Health System Obligated Group Series Eø	4.30	2-15-2041	2,000,000	2,000,000
Tobacco revenue: 0.34%
Iowa Tobacco Settlement Authority Class 2 Series B-2 CAB¤	0.00	6-1-2065	3,490,000	485,428
				2,485,428
Kansas: 1.47%
Health revenue: 0.63%
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	890,482
See accompanying notes to portfolio of investments
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.84%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00%	12-1-2028	$165,000	$155,573
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,490,000	1,044,932
				1,200,505
				2,090,987
Kentucky: 0.67%
Health revenue: 0.67%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	952,095
Louisiana: 0.93%
Airport revenue: 0.93%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,320,152
Maryland: 1.68%
Tax revenue: 0.29%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	411,577
Transportation revenue: 1.39%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,982,843
				2,394,420
Massachusetts: 0.65%
Health revenue: 0.65%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	932,786
Michigan: 2.17%
Education revenue: 0.28%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	126,636
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	277,500	277,654
				404,290
Miscellaneous revenue: 1.50%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	1,000,000	1,002,068
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	1,000,700
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	130,000	130,074
				2,132,842
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.39%
Detroit Downtown Development Authority Area No. 1¤	0.00%	7-1-2024	$20,000	$19,712
Detroit Downtown Development Authority Area No. 1¤	0.00	7-1-2025	580,000	539,943
				559,655
				3,096,787
Minnesota: 2.77%
Education revenue: 1.92%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	45,000	44,954
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	196,698
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,008,987
City of St. Cloud Athlos Academy Series A144A	5.25	6-1-2032	1,000,000	1,001,241
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	476,246
				2,728,126
Health revenue: 0.33%
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC144Aøø	5.85	11-1-2058	490,000	477,416
Housing revenue: 0.52%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	335,000	335,003
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	400,000	400,290
				735,293
				3,940,835
Missouri: 0.31%
Tax revenue: 0.31%
City of Richmond Heights	5.63	11-1-2025	455,000	448,211
New Hampshire: 1.29%
Education revenue: 0.75%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	1,066,321
Health revenue: 0.54%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	774,769
				1,841,090
New Jersey: 3.24%
Airport revenue: 0.36%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	507,844
Education revenue: 1.19%
Camden County Improvement Authority Camden Prep, Inc.144A	5.00	7-15-2042	1,175,000	1,187,914
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	510,137
				1,698,051
See accompanying notes to portfolio of investments
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.71%
New Jersey TTFA Series C	5.25%	6-15-2032	$1,000,000	$1,010,601
Industrial development revenue: 0.17%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	250,000	250,529
Transportation revenue: 0.81%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,075,000	1,147,634
				4,614,659
New York: 14.78%
Airport revenue: 4.91%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,090,885
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,765,717
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,108,242
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.13	6-30-2060	1,000,000	1,045,926
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT	5.25	1-1-2050	1,000,000	1,000,762
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT	5.00	7-1-2046	1,000,000	985,094
				6,996,626
Education revenue: 6.09%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	1,031,798
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,121,082
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,143,645
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	383,183
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	925,258
Hempstead Town Local Development Corp. Evergreen Charter School Series A	5.25	6-15-2052	2,000,000	1,996,913
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	371,594
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	691,554
				8,665,027
Health revenue: 0.69%
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	985,011
Miscellaneous revenue: 0.72%
Suffolk Regional Off-Track Betting Co.%%	6.00	12-1-2053	1,000,000	1,017,801
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.08%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	3.00%	2-1-2051	$1,000,000	$767,854
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	1,000,000	774,048
				1,541,902
Tobacco revenue: 0.18%
Suffolk Tobacco Asset Securitization Corp. Series B2 CAB¤	0.00	6-1-2066	2,500,000	260,054
Transportation revenue: 1.11%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,573,139
				21,039,560
North Dakota: 0.83%
Health revenue: 0.83%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2053	1,125,000	1,176,140
Ohio: 3.85%
Education revenue: 1.22%
Ohio Higher Educational Facility Commission Capital University	6.00	9-1-2052	1,250,000	1,231,563
Ohio Higher Educational Facility Commission Cleveland Institute of Music	5.38	12-1-2052	500,000	504,284
				1,735,847
Housing revenue: 1.40%
State of Ohio Department of Transportation Series A AMT	5.00	6-30-2053	2,000,000	1,984,143
Tobacco revenue: 1.23%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	975,000	922,026
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	8,000,000	832,685
				1,754,711
				5,474,701
Oregon: 0.17%
Health revenue: 0.17%
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	235,000	236,422
Pennsylvania: 3.49%
Education revenue: 0.51%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	722,108
Health revenue: 2.41%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	1,031,330
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.45	9-1-2050	1,000,000	1,000,000
See accompanying notes to portfolio of investments
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25%	7-1-2049	$500,000	$515,480
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	887,389
				3,434,199
Miscellaneous revenue: 0.57%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A##	5.13	3-1-2048	846,000	806,104
				4,962,411
Puerto Rico: 0.70%
Tax revenue: 0.70%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00	7-1-2058	1,000,000	1,002,957
South Carolina: 1.76%
Education revenue: 1.06%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	480,349
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,035,490
				1,515,839
Health revenue: 0.61%
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	863,569
Resource recovery revenue: 0.09%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	100,000	80,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				2,509,408
Tennessee: 1.76%
Housing revenue: 0.95%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,355,135
Tax revenue: 0.81%
Bristol Industrial Development Board Series B CAB144A¤	0.00	12-1-2031	1,000,000	642,551
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	509,713
				1,152,264
				2,507,399
Texas: 4.92%
Education revenue: 2.25%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,177
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,442,333
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00%	8-15-2046	$860,000	$691,301
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	765,000	747,791
				3,201,602
GO revenue: 0.64%
City of Port Isabel144A	5.10	2-15-2049	900,000	909,413
Tax revenue: 0.29%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	421,652
Transportation revenue: 1.60%
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT	5.00	6-30-2058	2,250,000	2,275,678
Utilities revenue: 0.14%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	196,820
				7,005,165
Utah: 1.81%
Education revenue: 0.64%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	910,389
Miscellaneous revenue: 0.56%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,000,000	800,417
Tax revenue: 0.61%
Utah Inland Port Authority Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	867,428
				2,578,234
Virginia: 1.77%
Health revenue: 0.36%
Roanoke County EDA Richfield Living Obligated Group Series A	5.38	9-1-2054	550,000	508,809
Transportation revenue: 1.41%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	2,013,529
				2,522,338
Washington: 3.12%
Health revenue: 3.12%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,521,862
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2054	1,000,000	1,061,714
See accompanying notes to portfolio of investments
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00%	9-1-2050	$750,000	$780,672
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,073,417
				4,437,665
West Virginia: 1.08%
Tax revenue: 1.08%
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,500,000	1,538,353
Wisconsin: 7.21%
Education revenue: 4.94%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	1,006,298
PFA Coral Academy of Science Las Vegas Series A	5.00	7-1-2024	85,000	84,918
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	741,834
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,111,447
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,541,521
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,277,800
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,264,751
				7,028,569
Health revenue: 1.89%
Wisconsin HEFA Series A%%	5.75	8-15-2054	1,450,000	1,486,298
Wisconsin HEFA Wisconsin Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,211,509
				2,697,807
Housing revenue: 0.38%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	545,624
				10,272,000
Total municipal obligations (Cost $146,116,913)				141,002,697

		Yield	Shares
Short-term investments: 1.23%
Investment companies: 1.23%
Allspring Government Money Market Fund Select Class♠∞##		5.25	1,743,489	1,743,489
Total short-term investments (Cost $1,743,489)				1,743,489
Total investments in securities (Cost $147,860,402)	100.27%			142,746,186
Other assets and liabilities, net	(0.27)			(377,666)
Total net assets	100.00%			$142,368,520

See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$11,584,499	$(9,841,010)	$0	$0	$1,743,489	1,743,489	$14,966
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	832,351	51,427,882	(52,260,233)	0	0	0	0	52,387
				$0	$0	$1,743,489		$67,353
See accompanying notes to portfolio of investments
12 | Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$140,952,697	$50,000	$141,002,697
Short-term investments
Investment companies	1,743,489	0	0	1,743,489
Total assets	$1,743,489	$140,952,697	$50,000	$142,746,186
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund had no material transfers into/out of Level 3.
Allspring High Yield Municipal Bond Fund | 13